PROSPECTUS SUPPLEMENT

      ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT B

                                       AND

   RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK AND ITS SEPARATE ACCOUNT NY-B

  SUPPLEMENT DATED JANUARY 27, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York (the "Company" or "Companies") and their Separate Account B and Separate Account NY-B, respectively (the "Separate Account" or "Separate Accounts"), have filed an application with the Securities and Exchange Commission to permit certain funds in which the sub-accounts of the Separate Accounts invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

REASONS FOR THE SUBSTITUTION. The principal purposes of the substitutions are as follows:

o IMPLEMENT BUSINESS PLAN. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company's products.

o REDUCED COSTS AND GREATER INFLUENCE. Including too many different funds with different investment advisers within the Company's products makes those products more costly to administer. The Company believes that making available affiliated funds generally managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

o DUE DILIGENCE. The substitutions will allow the Company to respond to concerns that it has identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

THE SUBSTITUTE FUNDS.

Each of the Substitute Funds is or will be a series of ING Investors Trust, ING Partners, Inc. or ING Variable Products Trust. The Board of ING Investors Trust has approved the creation of the ING FMR Earnings Growth Portfolio, the ING JP Morgan Value Opportunities Portfolio, the ING Marsico International Opportunities Portfolio, the ING MFS Utilities Portfolio and the ING Pioneer Fund Portfolio in order to implement the substitutions. Other changes to certain of the other Substitute Funds (such as reductions in fees and expenses) have also been approved by the applicable Substitute Fund Board in anticipation of the substitutions. These actions are necessary to meet the conditions of the substitutions and shall be effective prior to the effective date of the substitutions. The information about the Substitute Funds in this supplement reflects the actions as approved by the applicable Board of each of the Substitute Funds.

Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your prospectus for the list of Replaced Funds available to you.

Smart Design - 134958          Page 1 of 5                          January 2005

The following funds are involved in the substitution:

--------------------------------------------------------------- ---------------------------------------------------------------
                        REPLACED FUND                                                  SUBSTITUTE FUND
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (Series II)               ING Mercury Large Cap Growth Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Financial Services (Series I)                          ING VP Financial Services Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Growth Fund (Series II)                                ING FMR Earnings Growth Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Health Sciences Fund (Series I)                        ING Evergreen Health Sciences Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Utilities Fund (Series I)                              ING MFS Utilities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio (Class B)         ING JP Morgan Value Opportunities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio                      ING FMR Earnings Growth Portfolio (Class S)
(Class B)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Value Portfolio (Class B)                     ING JP Morgan Value Opportunities Portfolio
                                                                (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Jennison Portfolio (Class II)                                   ING Mercury Large Cap Growth Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Pioneer Fund VCT Portfolio (Class II)                           ING Pioneer Fund Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Putnam VT Discovery Growth (Class IB)                           ING Evergreen Omega (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Putnam VT Growth and Income (Class IB)                          ING JP Morgan Value Opportunities (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Putnam VT International Growth and Income                       ING Julius Baer Foreign Portfolio (Class S)
(Class IB)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)      ING Marsico International Opportunities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
UBS Allocation Portfolio (Class I)                              ING UBS U.S. Balanced Portfolio - Class S
--------------------------------------------------------------- ---------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Prior to the effective date of the substitutions you will receive another prospectus supplement which will indicate the effective date of the substitution and reiterate your rights related to the substitution. You will also receive a prospectus for each of the Substitute Funds.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately before the substitutions will equal your contract value immediately after the substitutions.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below.

o The investment objective and policies of each Substitute Fund are substantially the same as the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below.

Smart Design - 134958          Page 2 of 5                          January 2005

SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds. The figures are a percentage of the average net assets of the fund as of the effective date of the substitution as approved by the applicable Boards of each of the Substitute Funds. See the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
                                                                                                   FEES AND
                                                        SERVICE                    TOTAL GROSS     EXPENSES       TOTAL NET
                                       MANAGEMENT       AND/OR         OTHER       ANNUAL FUND     WAIVED OR     ANNUAL FUND
             FUND NAME                    FEES       DISTRIBUTION     EXPENSES      EXPENSES      REIMBURSED       EXPENSES
                                                     (12B-1) FEES
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Evergreen Health Sciences             0.75%          0.25%         0.01%          1.01%          0.00%          1.01%
Portfolio (Class S)
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Evergreen Omega Portfolio             0.60%          0.25%         0.01%          0.86%          0.00%          0.86%
(Class S)
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING FMR Earnings Growth Portfolio         0.62%          0.25%         0.15%          1.02%          0.02%          1.00%
(Class S) 1
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING JPMorgan Value Opportunities         0.40%           0.25%         0.15%          0.80%          0.02%          0.78%
Portfolio (Class S) 1
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Julius Baer Foreign Portfolio         1.00%          0.25%         0.00%          1.25%          0.00%          1.25%
(Class S)
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Marsico International                 0.54%          0.25%         0.17%          0.96%          0.03%          0.93%
Opportunities Portfolio (Class S) 1
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Mercury Large Cap Growth
Portfolio (Class S) 1                     0.75%          0.25%         0.00%          1.00%          0.00%          1.00%
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING MFS Utilities Portfolio (Class S)     0.60%          0.25%         0.15%          1.00%          0.00%          1.00%
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING Pioneer Fund Portfolio (Class         0.75%          0.25%         0.01%          1.01%          0.01%          1.00%
S) 2
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING UBS U.S. Balanced Portfolio           0.75%          0.25%         0.01%          1.01%          0.00%          1.01%
(Class S)
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------
ING VP Financial Services Portfolio       0.75%          0.25%         0.15%          1.15%          0.10%          1.05%
(Class S) 3
------------------------------------- -------------- -------------- ------------- -------------- -------------- ---------------

1. Directed Services Inc. has entered into a written expense limitation agreement with respect to ING FMR Earnings Growth Portfolio, ING JP Morgan Value Opportunities Portfolio, and ING Marsico International Opportunities Portfolio under which it will limit expenses of ING FMR Earnings Growth Portfolio, ING JPMorgan Value Opportunities Portfolio, and ING Marsico International Opportunities Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services Inc. within three years. The amount ING FMR Earnings Growth, ING JPMorgan Value Opportunities, and ING Marsico International Opportunities Portfolios' expenses that are proposed to be waived, reimbursed or recouped in the ensuing is shown under the heading "Expense Waivers." The expense limitation agreement will continue through at least May 2, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless Directed Services Inc. provides written notice of the termination of the expense limitation agreement within at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

2. Directed Services Inc., investment adviser to the ING Pioneer Fund Portfolio, has entered into an expense limitation waiver letter with the ING Pioneer Fund Portfolio under which it will limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, for a period of two years following the receipt of substituted assets.

3. ING Investments , LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading for ING VP Financial Services Portfolio is shown under the heading "Expense Waivers." The expense limits will continue through at least December 31, 2005. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreements within 90 days of the then-current term or upon termination of the investment management agreement.

Smart Design - 134958          Page 3 of 5                          January 2005

SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The following table lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

------------------------------------- ------------------------------------------- -------------------------------------------
                                                 INVESTMENT ADVISER/
             FUND NAME                                SUBADVISER                             INVESTMENT OBJECTIVE
------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING EVERGREEN HEALTH SCIENCES         INVESTMENT ADVISER:  Directed Services,     Seeks long-term capital growth.
PORTFOLIO                             Inc

                                      SUBADVISER:  Evergreen Investment
                                      Management, LLC

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO         INVESTMENT ADVISER:  Directed Services,     Seeks long-term capital growth.
                                      Inc

                                      SUBADVISER:  Evergreen Investment
                                      Management, LLC

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING FMR EARNINGS GROWTH PORTFOLIO     INVESTMENT ADVISER:  Directed Services,     Seeks long-term capital appreciation.
                                      Inc

                                      SUBADVISER:  Fidelity Management &
                                      Research Company

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING JP MORGAN VALUE OPPORTUNITIES     INVESTMENT ADVISER:  Directed Services,     Seeks long-term capital appreciation.
PORTFOLIO                             Inc

                                      SUBADVISER:  J.P. Morgan Investment
                                      Management, Inc.

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO     INVESTMENT ADVISER:  Directed Services,     Seeks long-term growth of capital.
                                      Inc

                                      SUBADVISER:  Julius Baer Investment
                                      Management Inc.

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING MARSICO INTERNATIONAL             INVESTMENT ADVISER:  Directed Services,     Seeks long-term growth of capital.
OPPORTUNITIES PORTFOLIO               Inc

                                      SUBADVISER:  Marsico Capital Management,
                                      LLC

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING MERCURY LARGE CAP GROWTH          INVESTMENT ADVISER:  Directed Services,     Seeks long-term growth of capital.
PORTFOLIO                             Inc

                                      SUBADVISER:  Mercury Advisors

------------------------------------- ------------------------------------------- -------------------------------------------

Smart Design - 134958          Page 4 of 5                          January 2005

------------------------------------- ------------------------------------------- -------------------------------------------
ING MFS UTILITIES PORTFOLIO           INVESTMENT ADVISER:  Directed Services,     Seek capital growth and current income
                                      Inc.                                        (income above that available from a
                                                                                  portfolio invested entirely in equity
                                      SUBADVISER:  Massachusetts Financial        securities).
                                      Services Company

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- -------------------------------------------
ING PIONEER FUND PORTFOLIO            INVESTMENT ADVISER:  Directed Services,     Seeks reasonable income and capital
                                      Inc.                                        growth.

                                      SUBADVISER:  Pioneer Investment
                                      Management, Inc.

------------------------------------- ------------------------------------------- -------------------------------------------
------------------------------------- ------------------------------------------- ------------------------------------------
ING UBS U.S. BALANCED PORTFOLIO       INVESTMENT ADVISER:  Directed Services,     Seeks to maximize total return over the
                                      Inc.                                        long term.

                                      SUBADVISER:  UBS Global Asset Management
                                      (Americas) Inc.

------------------------------------- ------------------------------------------- ------------------------------------------
------------------------------------- ------------------------------------------- ------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO   INVESTMENT ADVISER:                         Long-term capital appreciation.
                                      ING Investments, LLC
------------------------------------- ------------------------------------------- ------------------------------------------




















Smart Design - 134958              Page 5 of 5                      January 2005